Equity (Details) - Schedule of Common Shares - shares	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Common Shares [Line Items]
Common shares	41,668,554	37,576,449	34,154,062	34,154,062	30,000
After Reverse Split [Member]
Schedule of Common Shares [Line Items]
Common shares	694,477	626,275	569,235